Statement of Changes in Net Assets Available for Benefits - EPB 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contributions:
Employer	$ 11,136,833	$ 11,897,246
Employee	26,491,552	26,753,912
Rollover	4,648,468	2,846,392
Total Contributions	42,276,853	41,497,550
Interest income - notes receivable from participants	727,425	663,255
Investment Income:
Interest and dividend income	23,148,587	21,746,816
Net unrealized/realized appreciation	75,094,317	34,827,431
Net Investment Income	98,242,904	56,574,247
Deductions from Net Assets Attributed to:
Benefits paid to participants	120,652,145	156,894,079
Expenses	173,039	316,486
Total Deductions	120,825,184	157,210,565
Net Increase (Decrease) Before Transfers	20,421,998	(58,475,513)
Total Transfers	229,773	30,031,610
Net Increase (Decrease)	20,651,771	(28,443,903)
Net Assets Available for Benefits:
Beginning of the Year	732,913,398	761,357,301
End of the Year	753,565,169	732,913,398
Arag Precision Technology Inc. 401(k) Plan
Deductions from Net Assets Attributed to:
Total Transfers	229,773	0
Nordson Hourly-Related Employees’ Savings Trust Plan
Deductions from Net Assets Attributed to:
Total Transfers	0	16,189
Cyber Optics Corporation Retirement Savings Plan
Deductions from Net Assets Attributed to:
Total Transfers	$ 0	$ 30,015,421